United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated Alabama Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.9%[1,2]
		Alabama – 100.9%
$3,200,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.080%, 2/2/2012	3,200,000
3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.150%, 2/2/2012	3,215,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.140%, 2/2/2012	3,470,000
2,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	2,400,000
450,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% Bonds (Ascension Health Subordinate Credit Group ), 6/1/2012	456,120
7,000,000	[3,4]	Alabama State Public School & College Authority, P-FLOATs (Series MT-719) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	7,000,000
515,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 0.940%, 2/2/2012	515,000
1,240,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.800%, 2/2/2012	1,240,000
1,990,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/2/2012	1,990,000
1,100,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 2/2/2012	1,100,000
759,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	759,500
1,000,000		Birmingham, AL Water Works Board, (Series A), 4.00% Bonds (GTD by Assured Guaranty Corp.), 1/1/2013	1,033,829
1,000,000		Birmingham, AL, (Series A), 3.00% Bonds, 8/1/2012	1,013,200
4,000,000		Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2012	4,020,516
3,800,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	3,800,000
3,000,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.250%, 2/2/2012	3,000,000
8,760,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.990%, 2/2/2012	8,760,000
1,995,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	1,995,000
1,175,000		Huntsville, AL Electric System, 2.00% Bonds, 12/1/2012	1,190,547
750,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.270%, 2/3/2012	750,000
2,320,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.140%, 2/2/2012	2,320,000
1,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.140%, 2/2/2012	1,000,000
3,100,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	3,100,000
1,300,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	1,300,000
3,400,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	3,400,000
3,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	3,000,000
910,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.280%, 2/2/2012	910,000
3,500,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	3,500,000
1,250,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	1,250,000
1,500,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	1,500,000
1,050,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	1,050,000
3,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.730%, 2/2/2012	3,000,000
2,000,000		Washington County, AL Industrial Development Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.060%, 2/1/2012	2,000,000
		TOTAL MUNICIPAL INVESTMENTS-100.9% (AT AMORTIZED COST)[5]	78,238,712
		OTHER ASSETS AND LIABILITIES — NET-(0.9)% [6]	(697,101)
		TOTAL NET ASSETS-100%	$77,541,611
1

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $7,000,000, which represented 9.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $7,000,000, which represented 9.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

2

Federated California Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%[1,2]
		California – 99.8%
$2,330,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/2/2012	2,330,000
49,155,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	49,155,000
17,505,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.080%, 2/1/2012	17,505,000
12,435,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	12,435,000
2,910,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.160%, 2/2/2012	2,910,000
2,665,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.110%, 2/2/2012	2,665,000
5,160,000		California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.060%, 2/1/2012	5,160,000
7,770,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.180%, 2/2/2012	7,770,000
7,500,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.090%, 2/2/2012	7,500,000
7,500,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/2/2012	7,500,000
9,000,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.070%, 2/2/2012	9,000,000
15,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	15,000,000
3,065,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.180%, 2/2/2012	3,065,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.180%, 2/2/2012	4,000,000
11,955,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.380%, 2/1/2012	11,955,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.180%, 2/2/2012	3,010,000
5,000,000		California Infrastructure & Economic Development Bank, (Series 2010A) Weekly VRDNs (Saddleback Valley Christian Schools)/(FHLB of San Francisco LOC), 0.070%, 2/2/2012	5,000,000
2,705,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.080%, 2/2/2012	2,705,000
5,035,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.090%, 2/2/2012	5,035,000
1,115,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.110%, 2/1/2012	1,115,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(Union Bank, N.A. LOC), 0.110%, 2/1/2012	5,850,000
2,875,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.110%, 2/1/2012	2,875,000
25,000,000		California State University Institute, (Series A), 0.17% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/1/2012	25,000,000
12,500,000		California State, (Series A-1), 2.00% RANs, 5/24/2012	12,562,611
17,275,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	17,385,986
21,000,000	[3,4]	California State, Floater Certificates (Series 2008-3162) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 2/2/2012	21,000,000
1,200,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.080%, 2/2/2012	1,200,000
2,850,000		California Statewide CDA MFH, (2010 Series D: Lincoln Walk Apartments) Weekly VRDNs (Lincoln Walk Studios, LP)/(PNC Bank, N.A. LOC), 0.120%, 2/2/2012	2,850,000
24,035,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 2/2/2012	24,035,000
1

Principal Amount			Value
$1,505,000		California Statewide CDA, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.160%, 2/2/2012	1,505,000
4,380,000		California Statewide CDA, (Series 2004) Daily VRDNs (North Peninsula Jewish Campus)/(Bank of America N.A. LOC), 0.070%, 2/1/2012	4,380,000
5,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.160%, 2/2/2012	5,500,000
1,000,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.070%, 2/2/2012	1,000,000
1,025,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	1,025,000
20,000,000		California Statewide CDA, (Series 2009D), 0.27% CP (Kaiser Permanente), Mandatory Tender 2/10/2012	20,000,000
2,700,000		California Statewide CDA, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.160%, 2/2/2012	2,700,000
4,500,000		California Statewide CDA, (Series 2011A-1), 2.00% TRANs (Butte County, CA), 6/29/2012	4,531,038
1,075,000		California Statewide CDA, (Series 2011A-2), 2.00% TRANs (Pacific Grove, CA), 6/29/2012	1,082,107
3,500,000		California Statewide CDA, (Series 2011A-3), 2.00% TRANs (Redding, CA), 6/29/2012	3,523,854
5,900,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 2/2/2012	5,900,000
19,715,000	[3,4]	California Statewide CDA, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 2/1/2012	19,715,000
13,440,000	[3,4]	Chino Basin, CA Regional Financing Authority, SPEARs (Series DBE-500) Weekly VRDNs (Inland Empire Utilities Agency)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	13,440,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-61 Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	11,440,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.110%, 2/2/2012	23,135,000
9,480,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.070%, 2/2/2012	9,480,000
9,000,000		Davis Joint USD, CA, 2.00% TRANs, 5/1/2012	9,037,526
2,900,000		Dry Creek, CA Joint Elementary School District, 2.00% TRANs, 10/4/2012	2,927,109
7,675,000	[3,4]	East Side Union High School District, CA, SPEARs (Series DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/2/2012	7,675,000
12,995,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z), 0.070% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 10/25/2012	12,995,000
3,000,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	3,000,000
4,975,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.090%, 2/2/2012	4,975,000
13,000,000		Long Beach, CA, 2.00% TRANs, 9/28/2012	13,146,148
8,000,000		Los Angeles County, CA Schools Financing Program, (2010-11, Series F-4), 2.00% TRANs, 2/1/2012	8,000,000
5,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	5,017,092
12,600,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	12,707,241
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	14,000,000
42,340,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	42,340,000
10,175,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	10,228,449
3,500,000		Milpitas, CA USD, 2.00% TRANs, 6/29/2012	3,523,846
9,540,000	[3,4]	Monterey Peninsula, CA CCD, Stage Trust (Series 2011-45C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 2/2/2012	9,540,000
7,180,000	[3,4]	Mount San Antonio, CA CCD, Austin Floater Certificates (Series 2008-3016X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.230%, 2/2/2012	7,180,000
10,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), 0.75% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 2/3/2012	10,000,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), 0.85% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 2/9/2012	3,000,000
6,500,000		Napa Valley, CA USD, 2.00% TRANs, 6/29/2012	6,544,837
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.180%, 2/2/2012	17,800,000
4,845,000	[3,4]	Orange County, CA Sanitation District, Stage Trust (Series 2009-17C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	4,845,000
2

Principal Amount			Value
$6,000,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.070%, 2/2/2012	6,000,000
8,090,000	[3,4]	Peralta, CA CCD, Austin Floater Certificates (Series 2008-3027X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.280%, 2/2/2012	8,090,000
4,000,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	4,000,000
10,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	10,068,155
8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 2008-3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 2/2/2012	8,855,000
6,400,000		Rocklin, CA USD, 2.00% TRANs, 10/4/2012	6,459,827
11,800,000		San Diego County, CA Water Authority, (Series 4), 0.06% CP, Mandatory Tender 2/3/2012	11,800,000
10,900,000		San Diego County, CA Water Authority, (Series 5), 0.06% CP, Mandatory Tender 2/3/2012	10,900,000
3,050,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/2/2012	3,050,000
20,415,000	[3,4]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.210%, 2/2/2012	20,415,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.25% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/9/2012	9,945,000
3,800,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.070%, 2/1/2012	3,800,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	24,675,000
13,550,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631), 0.40% TOBs (Deutsche Bank AG LIQ), Optional Tender 4/5/2012	13,550,000
13,820,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	13,820,000
25,000,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	25,000,000
3,250,000		School Project For Utility Rate Reduction, CA, (Series 2011), 2.00% RANs, 8/1/2012	3,269,298
12,125,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-445), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 4/5/2012	12,125,000
10,000,000		South Coast, CA Local Education Agencies, (Series 2011B), 2.00% TRANs (Capistrano, CA USD), 5/15/2012	10,045,399
16,590,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.070%, 2/1/2012	16,590,000
3,785,000		West Covina, CA Redevelopment Agency, (Series 1988: The Lakes Public Parking Project) Weekly VRDNs (West Covina, CA)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/1/2012	3,785,000
285,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.110%, 2/2/2012	285,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST) [5]	850,940,523
		OTHER ASSETS AND LIABILITIES — NET — 0.2%[6]	1,645,303
		TOTAL NET ASSETS — 100%	$852,585,826

At January 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from

3

registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $372,900,000, which represented 43.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $372,900,000, which represented 43.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
CCD	— Community College District
CDA	— Community Development Authority
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

4

Federated Connecticut Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.5%[1,2]
		Connecticut – 92.6%
$2,000,000		Barkhamsted, CT, 1.25% BANs, 5/10/2012	2,002,151
975,000		Bethany, CT, 1.50% BANs, 4/19/2012	976,650
1,750,000		Bridgeport, CT, 2.00% TANs, 2/10/2012	1,750,698
2,805,000		Brooklyn, CT, 1.25% BANs, 8/14/2012	2,815,121
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.090%, 2/1/2012	4,100,000
1,135,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wells Fargo Bank, N.A. LOC), 0.240%, 2/2/2012	1,135,000
2,000,000	[3,4]	Connecticut HEFA, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.180%, 2/2/2012	2,000,000
2,500,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA LOC), 0.070%, 2/2/2012	2,500,000
8,300,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	8,300,000
240,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Avon Old Farms School)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	240,000
3,465,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.110%, 2/2/2012	3,465,000
500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 1.250%, 2/1/2012	500,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 0.180%, 2/2/2012	2,800,000
4,425,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.110%, 2/2/2012	4,425,000
4,400,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.070%, 2/1/2012	4,400,000
6,700,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/1/2012	6,700,000
4,600,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	4,600,000
1,595,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.060%, 2/2/2012	1,595,000
4,400,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 2/2/2012	4,400,000
9,600,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.100%, 2/2/2012	9,600,000
2,800,000		Haddam, CT, 1.25% BANs, 8/30/2012	2,807,223
670,000		Lisbon, CT, 1.15% BANs, 4/10/2012	670,313
1,125,000		Montville, CT, 1.50% BANs, 8/31/2012	1,129,535
2,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	2,003,949
1,445,000		New Haven, CT, 2.00% Bonds, 3/1/2012	1,446,306
2,410,000		New London, CT, (Lot A), 1.50% BANs, 11/29/2012	2,425,783
1,200,000		Putnam, CT, 1.25% BANs, 1/16/2013	1,206,145
3,353,000		Salisbury, CT, 1.50% BANs, 3/7/2012	3,356,357
2,000,000		Stafford, CT, 2.00% BANs, 8/7/2012	2,014,082
690,000		Stafford, CT, 2.00% BANs, 8/7/2012	694,577
		TOTAL	86,058,890
		Puerto Rico – 6.9%
6,400,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	6,400,000
		TOTAL MUNICIPAL INVESTMENTS — 99.5% (AT AMORTIZED COST)[5]	92,458,890
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	480,757
		TOTAL NET ASSETS — 100%	$92,939,647

1

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.4% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $21,100,000, which represented 22.7% of total net assets.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $21,100,000, which represented 22.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

2

Federated Florida Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		Alabama – 2.9%
$6,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	6,000,000
		California – 6.3%
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 2/2/2012	13,000,000
		Florida – 81.7%
11,150,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 2/12/2012	11,150,000
6,460,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	6,460,000
6,630,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.130%, 2/2/2012	6,630,000
7,600,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	7,600,000
500,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	500,000
2,700,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/2/2012	2,700,000
25,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.460%, 2/1/2012	25,000,000
10,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.120%, 2/1/2012	10,000
4,141,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	4,141,000
5,000,000	[3,4]	Florida State Board of Education, P-FLOATs (Series MT-728) Weekly VRDNs (Florida State)/(Bank of America N.A. LIQ), 0.140%, 2/2/2012	5,000,000
7,995,000	[3,4]	Hillsborough County, FL Aviation Authority, PUTTERs (Series 3021) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	7,995,000
2,960,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.130%, 2/1/2012	2,960,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 0.960%, 2/2/2012	2,700,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 2/2/2012	8,770,000
10,000,000	[3,4]	Miami-Dade County, FL Aviation, Floater Certificates (Series 2008-3041) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.160%, 2/2/2012	10,000,000
8,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/1/2012	8,500,000
2,500,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.250%, 2/2/2012	2,500,000
5,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	5,000,000
750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.370%, 2/1/2012	750,000
2,930,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.370%, 2/1/2012	2,930,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.210%, 2/2/2012	7,500,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York Mellon LOC), 0.130%, 2/2/2012	6,410,000
2,250,000		Polk County, FL IDA, (Series 2011) Weekly VRDNs (Tremron Lakeland, LLC)/(Branch Banking & Trust Co. LOC), 0.140%, 2/2/2012	2,250,000
4,500,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	4,500,000
9,450,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center, FL)/(Bank of America N.A. LOC), 0.200%, 2/1/2012	9,450,000
12,070,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	12,070,000
1

Principal Amount			Value
$4,575,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/2/2012	4,575,000
		TOTAL	168,051,000
		Multi-State – 1.0%
2,000,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7), Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	2,000,000
		New Jersey – 5.7%
2,000,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	2,000,852
2,000,000		Chester Township, NJ, 1.75% BANs, 2/24/2012	2,000,809
3,000,000		Evesham Township, NJ, 1.50% BANs, 10/25/2012	3,016,722
1,406,000		Montville Township, NJ, 1.50% BANs, 4/13/2012	1,407,093
1,210,000		Passaic County, NJ, (Series 2011), 2.00% Bonds, 5/1/2012	1,212,804
2,000,000		Sea Girt, NJ, 2.00% BANs, 5/17/2012	2,003,136
		TOTAL	11,641,416
		New York – 2.3%
2,060,000		Binghamton, NY City School District, (Series 2011D), 1.25% BANs, 7/26/2012	2,065,628
1,394,807		Lockport, NY City School District, 1.50% BANs, 8/9/2012	1,399,977
1,206,500		Whitesboro, NY CSD, 1.50% BANs, 9/21/2012	1,211,064
		TOTAL	4,676,669
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	205,369,085
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	264,731
		TOTAL NET ASSETS — 100%	$205,633,816

Securities that are subject to the federal alternative minimum tax (AMT) represent 49.5% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $76,016,000, which represented 37.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $76,016,000, which represented 37.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CSD	— Central School District
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

3

Federated Tax-Free Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%[1,2]
		Alabama – 20.1%
$3,275,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	3,275,000
5,950,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.990%, 2/2/2012	5,950,000
2,600,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	2,600,000
900,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	900,000
1,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	1,000,000
1,820,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.120%, 2/2/2012	1,820,000
		TOTAL	15,545,000
		Florida – 12.3%
1,395,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.080%, 2/1/2012	1,395,000
2,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	2,000,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.170%, 2/1/2012	4,000,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	2,065,000
		TOTAL	9,460,000
		Illinois – 3.9%
2,000,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	2,000,000
965,000		Lake County, IL CCD No. 532, (Series 2012), 2.00% Bonds, 12/1/2012	977,960
		TOTAL	2,977,960
		Indiana – 2.2%
1,700,000		Mishawaka, IN City Schools, 1.25% TANs, 12/31/2012	1,705,381
		Iowa – 4.5%
3,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.120%, 2/2/2012	3,500,000
		Maryland – 10.3%
850,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.200%, 2/2/2012	850,000
1,085,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	1,085,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 2/2/2012	3,000,000
3,000,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.130%, 2/1/2012	3,000,000
		TOTAL	7,935,000
		Michigan – 18.4%
3,410,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.140%, 2/2/2012	3,410,000
1,000,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	1,007,637
4,370,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	4,370,000
1,480,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.090%, 2/2/2012	1,480,000
200,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.120%, 2/1/2012	200,000
1,500,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 2/2/2012	1,500,000
2,250,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	2,250,000
		TOTAL	14,217,637
1

Principal Amount			Value
		Minnesota – 0.9%
$700,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	700,000
		Multi-State – 1.1%
860,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.130%, 2/2/2012	860,000
		New Jersey – 5.5%
1,750,000		Clinton Township, NJ, 1.50% BANs, 2/2/2012	1,750,033
1,518,100		Mountain Lakes, NJ, 1.50% BANs, 2/10/2012	1,518,304
1,000,000		Paramus, NJ, 1.25% BANs, 2/24/2012	1,000,312
		TOTAL	4,268,649
		Ohio – 3.7%
1,200,000		Oakwood City, OH, 1.125% BANs, 3/9/2012	1,200,270
1,690,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.370%, 2/2/2012	1,690,000
		TOTAL	2,890,270
		Pennsylvania – 7.0%
3,265,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/2/2012	3,265,000
1,000,000		Berks County, PA Municipal Authority, (Series 2009 A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.080%, 2/2/2012	1,000,000
1,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC) 6/1/2012	1,006,579
100,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 2/1/2012	100,000
		TOTAL	5,371,579
		Tennessee – 6.3%
4,870,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	4,870,000
		Wisconsin – 3.9%
1,000,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	1,002,996
1,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	1,003,913
1,000,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	1,002,833
		TOTAL	3,009,742
		TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	77,311,218
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(60,710)
		TOTAL NET ASSETS — 100%	$77,250,508

At January 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $5,925,000, which represented 7.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and

2

that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $5,925,000, which represented 7.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3  — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
COL	— Collateralized
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes

3

Federated Georgia Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		Georgia – 99.9%
$12,050,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 2/2/2012	12,050,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.270%, 2/2/2012	1,000,000
3,445,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,445,000
1,500,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.150%, 2/1/2012	1,500,000
6,090,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.760%, 2/2/2012	6,090,000
5,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
5,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	5,000,000
3,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.370%, 2/1/2012	3,800,000
14,850,000	[3,4]	Clarke County, GA Hospital Authority, P-FLOATs (Series MT-721) Weekly VRDNs (Athens-Clarke County Unified Government, GA)/(Bank of America N.A. LIQ), 0.140%, 2/2/2012	14,850,000
3,000,000		Clayton County, GA Development Authority, (Series 2000) Weekly VRDNs (Anasteel & Supply Company LLC)/(Branch Banking & Trust Co. LOC), 0.150%, 2/2/2012	3,000,000
6,155,000		Clayton County, GA Housing Authority, (Series 1990 B) Weekly VRDNs (Kimberly Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	6,155,000
2,455,000		Clayton County, GA Housing Authority, (Series 1990 C) Weekly VRDNs (Villa Rouge Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	2,455,000
3,315,000		Clayton County, GA Housing Authority, (Series 1990 D) Weekly VRDNs (Kings Arms Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	3,315,000
14,250,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.090%, 2/1/2012	14,250,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	2,000,000
2,025,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	2,025,000
805,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	805,000
3,000,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/2/2012	3,000,000
4,600,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.170%, 2/2/2012	4,600,000
3,805,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.360%, 2/2/2012	3,805,000
25,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	25,000
10,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.140%, 2/1/2012	10,000,000
16,850,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.090%, 2/1/2012	16,850,000
10,360,000	[3,4]	Fulton County, GA Housing Authority, P-FLOATs (Series PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	10,360,000
7,700,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.300%, 2/15/2012	7,700,000
10,595,000	[3,4]	Gainesville, GA Housing Authority, P-FLOATs (Series PT-4570) Weekly VRDNs (McEver Vineyards LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	10,595,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	2,685,000
11,750,000		Georgia State Municipal Gas Authority, (Series III-Refunding Series K), 2.00% Bonds (Municipal Gas Authority of Georgia), 5/23/2012	11,800,036
4,000,000	[3,4]	Georgia State, P-FLOATs (Series MT-729) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	4,000,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/2/2012	1,100,000
1

Principal Amount			Value
$2,000,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.450%, 2/2/2012	2,000,000
16,000,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.140%, 2/2/2012	16,000,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.090%, 2/1/2012	6,700,000
1,000,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	1,000,000
1,250,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	1,250,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.150%, 2/1/2012	7,770,000
5,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
1,600,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	1,600,000
4,740,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.100%, 2/2/2012	4,740,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.670%, 2/1/2012	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.450%, 2/2/2012	7,000,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,000,000
1,975,000		Washington County, GA School District, (Series A), 2.00% Bonds, 12/1/2012	2,000,325
2,300,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/1/2012	2,300,000
5,000,000		Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.140%, 2/2/2012	5,000,000
3,800,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	3,800,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	243,420,361
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	267,605
		TOTAL NET ASSETS — 100%	$243,687,966

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.4% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.4%	3.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.

3Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $65,755,000, which represented 27.0% of total net assets.

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $65,755,000, which represented 27.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Massachusetts Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 102.4%[1,2]
		Massachusetts – 102.4%
$2,000,000		Ashburnham, MA, 1.50% BANs, 6/22/2012	2,004,762
3,400,000		Ashburnham, MA, 1.50% BANs, 7/20/2012	3,409,861
1,450,000		Attleboro, MA, 1.50% BANs, 3/1/2012	1,450,938
7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.350%, 2/1/2012	7,625,000
10,000,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.460%, 2/2/2012	10,000,000
1,825,308		Canton, MA, 1.50% BANs, 5/25/2012	1,830,390
12,500,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/2/2012	12,500,000
10,905,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	10,905,000
9,765,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 1999-SG-126) Weekly VRDNs (Societe Generale, Paris LIQ), 0.470%, 2/2/2012	9,765,000
10,000,000	[3,4]	Commonwealth of Massachusetts, P-FLOATs (Series MT-725) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	10,000,000
5,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.32% Bonds, 2/2/2012	5,000,000
2,046,672		Falmouth, MA, 1.50% BANs, 3/9/2012	2,048,688
1,335,000		Greater Lawrence, MA Vocational Technical School District, 2.00% Bonds (GTD by Commonwealth of Massachusetts), 3/1/2012	1,336,317
4,589,750		Greenfield, MA, 1.15% BANs, 6/1/2012	4,598,800
650,000		Lincoln, MA, 1.50% BANs, 5/11/2012	651,588
7,450,000		Malden, MA, 1.50% BANs, 9/28/2012	7,493,674
2,770,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.170%, 2/1/2012	2,770,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window, MVRENs, (Series 2010A), 0.170%, 2/2/2012	4,050,000
10,345,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.070%, 2/2/2012	10,345,000
8,570,000		Massachusetts Development Finance Agency Daily VRDNs (Boston Children's Museum)/(RBS Citizens Bank N.A. LOC), 0.080%, 2/1/2012	8,570,000
1,260,000		Massachusetts Development Finance Agency, (Issue 4), 0.40% CP (FHLB of Boston LOC), Mandatory Tender 5/2/2012	1,260,000
1,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.070%, 2/2/2012	1,000,000
5,500,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(RBS Citizens Bank N.A. LOC), 0.180%, 2/2/2012	5,500,000
7,500,000		Massachusetts Development Finance Agency, (Series 2011B) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	7,500,000
6,970,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.090%, 2/1/2012	6,970,000
28,835,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	28,835,000
12,425,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.100%, 2/2/2012	12,425,000
8,270,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.080%, 2/2/2012	8,270,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.070%, 2/2/2012	5,000,000
2,340,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.140%, 2/2/2012	2,340,000
7,245,000	[3,4]	Massachusetts HEFA, Stage Trust (Series 2009-27C) Weekly VRDNs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 2/2/2012	7,245,000
3,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 2/2/2012	3,000,000
3,750,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.060%, 2/2/2012	3,750,000
2,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	2,000,000
6,200,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	6,200,000
1

Principal Amount			Value
$7,850,000	[3,4]	Massachusetts School Building Authority, SPEARs (Series DB-1052) Weekly VRDNs (Commonwealth of Massachusetts)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	7,850,000
3,670,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.080%, 2/1/2012	3,670,000
10,805,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Banco Santander, S.A. LOC), 0.500%, 2/2/2012	10,805,000
715,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	715,000
2,100,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Bank, N.A. LOC), 0.060%, 2/2/2012	2,100,000
3,580,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 2/1/2012	3,580,000
9,815,000	[3,4]	Massachusetts State Special Obligation, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	9,815,000
6,670,000	[3,4]	Massachusetts Water Resources Authority, SPEARs (Series DB-1042) Weekly VRDNs (Deutsche Bank AG LIQ), 0.180%, 2/2/2012	6,670,000
4,000,000		Methuen, MA, 1.50% BANs, 5/18/2012	4,009,865
2,300,000		Methuen, MA, 1.50% BANs, 8/10/2012	2,310,718
1,648,200		Millis, MA, 1.50% BANs, 2/23/2012	1,648,840
2,600,000		Nantucket, MA, 1.25% BANs, 2/24/2012	2,601,058
1,760,000		Norfolk County, MA, 1.25% BANs, 10/26/2012	1,768,096
2,222,824		Princeton, MA, 1.25% BANs, 11/16/2012	2,231,529
3,269,155		Randolph, MA, 1.25% BANs, 8/30/2012	3,282,395
1,714,000		Rowley, MA, 1.50% BANs, 5/4/2012	1,717,241
1,209,062		Salem, MA, 1.60% BANs, 6/29/2012	1,212,473
2,625,000		Saugus, MA, 1.25% BANs, 11/15/2012	2,634,201
2,085,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), (Series 2011-2), 0.170%, 2/2/2012	2,085,000
1,505,000		Webster, MA, 1.50% BANs, 6/29/2012	1,508,643
1,300,000		Westfield, MA, 1.25% BANs, 4/13/2012	1,301,661
1,897,000		Westfield, MA, 1.25% BANs, 5/4/2012	1,899,876
		TOTAL MUNICIPAL INVESTMENTS — 102.4% (AT AMORTIZED COST)[5]	293,066,614
		OTHER ASSETS AND LIABILITIES - NET — (2.4)%[6]	(6,803,236)
		TOTAL NET ASSETS — 100%	$286,263,378

At January 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $98,135,000, which represented 34.3% of total net assets.

2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $98,135,000, which represented 34.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MVRENs	— Municipal Variable Rate Extendable Notes
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

3

Federated Michigan Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		Michigan – 96.1%
$7,000,000	[3,4]	BlackRock MuniYield Michigan Quality Fund II, Inc., (873 Series W-7 VRDP Shares), 0.220%, 2/2/2012	7,000,000
6,000,000	[3,4]	BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7), 0.220%, 2/2/2012	6,000,000
4,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.100%, 2/2/2012	4,575,000
6,275,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 2/2/2012	6,275,000
1,300,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase & Co. LOC), 0.090%, 2/2/2012	1,300,000
3,000,000		Kalamazoo, MI, 0.90% TANs, 12/1/2012	3,011,400
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 2/1/2012	3,000,000
3,360,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 2/2/2012	3,360,000
7,140,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	7,194,496
6,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 2/2/2012	6,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.450%, 2/1/2012	3,100,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.110%, 2/1/2012	2,000,000
5,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	5,000,000
860,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.190%, 2/2/2012	860,000
2,200,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.090%, 2/2/2012	2,200,000
1,630,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.270%, 2/2/2012	1,630,000
2,915,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.180%, 2/2/2012	2,915,000
1,200,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 2/1/2012	1,200,000
700,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 0.530%, 2/1/2012	700,000
685,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.180%, 2/2/2012	685,000
900,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/2/2012	900,000
400,000		Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/1/2012	400,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2012	2,800,000
3,650,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.140%, 2/2/2012	3,650,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.420%, 2/2/2012	4,000,000
1,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.410%, 2/2/2012	1,550,000
1,100,000		Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/1/2012	1,100,000
1,625,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.340%, 2/1/2012	1,625,000
704,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.290%, 2/2/2012	704,000
1,540,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.760%, 2/2/2012	1,540,000
719,000		Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.080%, 2/1/2012	719,000
2,110,000		Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.240%, 2/2/2012	2,110,000
2,095,000		Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.960%, 2/2/2012	2,095,000
1

Principal Amount			Value
$1,720,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,720,000
9,410,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/3/2012	9,410,000
1,055,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	1,055,000
250,000		Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/3/2012	250,000
5,790,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/3/2012	5,790,000
4,500,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 2/2/2012	4,500,000
35,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	35,000
1,580,000		Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.460%, 2/2/2012	1,580,000
400,000		Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/1/2012	400,000
2,195,000		Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.410%, 2/2/2012	2,195,000
15,000,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 3/15/2012	15,000,000
		TOTAL	133,133,896
		Puerto Rico – 3.8%
5,195,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2012	5,195,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	138,328,896
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	190,520
		TOTAL NET ASSETS — 100%	$138,519,416

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.4% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $38,575,000, which represented 27.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $38,575,000, which represented 27.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCA	— Pollution Control Authority
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Minnesota Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 102.1%[1,2]
		Minnesota – 102.1%
$6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 1.000%, 2/1/2012	6,725,000
1,850,000		Barnum, MN ISD 91, 1.50% TANs (GTD by Minnesota State), 9/11/2012	1,861,951
4,680,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.100%, 2/1/2012	4,680,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.080%, 2/2/2012	5,000,000
3,500,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/7/2012	3,500,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/2/2012	4,550,000
2,890,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(FHLB of Des Moines LOC), 0.140%, 2/3/2012	2,890,000
2,200,000		Deer River, MN ISD No. 317, (Series A), 1.00% TANs (GTD by Minnesota State), 9/28/2012	2,208,755
8,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.090%, 2/2/2012	8,000,000
4,000,000		Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,003,593
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.340%, 2/2/2012	1,000,000
990,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	990,000
2,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.120%, 2/2/2012	2,320,000
6,300,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.120%, 2/2/2012	6,300,000
765,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	765,000
300,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	300,000
2,220,000		Melrose, MN ISD 740, (Series A), 0.75% TANs (GTD by Minnesota State), 9/28/2012	2,225,639
6,890,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/2/2012	6,890,000
2,780,000		Minneapolis, MN MFH Authority, (Series 2002A) Weekly VRDNs (Second Street Acquisition Partners)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	2,780,000
400,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.090%, 2/2/2012	400,000
1,465,000		Minneapolis, MN, 2.00% Bonds, 12/1/2012	1,485,641
2,000,000		Minneapolis, MN, 2.00% Bonds, 12/1/2012	2,028,179
910,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.070%, 2/2/2012	910,000
2,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.070%, 2/2/2012	2,000,000
5,285,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	5,285,000
6,800,000		Minnesota Rural Water Finance Authority, 1.25% BANs, 4/1/2012	6,806,637
8,425,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.070%, 2/2/2012	8,425,000
4,000,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.100%, 2/2/2012	4,000,000
5,400,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.100%, 2/2/2012	5,400,000
5,110,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	5,110,000
4,200,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.080%, 2/1/2012	4,200,000
1,280,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/2/2012	1,280,000
3,660,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/2/2012	3,660,000
3,800,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/2/2012	3,800,000
4,750,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(FHLB of Des Moines LOC), 0.140%, 2/3/2012	4,750,000
1,100,000		Osakis, MN ISD 213, (Series A), 1.00% TANs (GTD by Minnesota State), 9/28/2012	1,103,725
1,000,000		Owatonna, MN ISD No. 761, (Series A), 1.00% TANs (GTD by Minnesota State), 1/11/2013	1,004,691
155,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 2/2/2012	155,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.120%, 2/2/2012	4,965,000
1

Principal Amount		Value
$2,650,000	Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.270%, 2/2/2012	2,650,000
3,575,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.150%, 2/3/2012	3,575,000
600,000	Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	600,000
1,195,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.330%, 2/7/2012	1,195,000
4,010,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/3/2012	4,010,000
1,425,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.230%, 2/3/2012	1,425,000
855,000	St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	855,000
1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.170%, 2/2/2012	1,000,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.110%, 2/2/2012	3,000,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.110%, 2/2/2012	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.110%, 2/2/2012	1,000,000
2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.380%, 2/2/2012	2,500,000
3,800,000	Stevens County, MN, (Series 2006) Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/2/2012	3,800,000
1,160,000	University of Minnesota, (Series A), 2.00% Bonds, 12/1/2012	1,176,123
1,330,000	Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(U.S. Bank, N.A. LOC), 0.270%, 2/2/2012	1,330,000
2,200,000	Windom, MN ISD 177, (Series A), 0.90% TANs (GTD by Minnesota State), 9/14/2012	2,206,072
	TOTAL MUNICIPAL INVESTMENTS — 102.1% (AT AMORTIZED COST)[5]	165,781,006
	OTHER ASSETS AND LIABILITIES - NET — (2.1)%[6]	(3,362,091)
	TOTAL NET ASSETS — 100%	$162,418,915

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.1% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $10,395,000, which represented 6.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $10,395,000, which represented 6.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

3

Federated North Carolina Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		North Carolina – 96.2%
$1,330,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,330,000
2,200,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	2,200,000
2,590,000		Carrboro, NC, 0.75% BANs, 4/18/2012	2,590,808
540,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	540,000
10,000,000		Charlotte, NC, 0.12% CP (Bank of America N.A. LIQ), Mandatory Tender 4/12/2012	10,000,000
5,465,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.320%, 2/2/2012	5,465,000
1,155,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wells Fargo Bank, .A. LOC), 0.270%, 2/2/2012	1,155,000
1,900,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	1,900,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.280%, 2/1/2012	26,000,000
12,900,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.240%, 2/1/2012	12,900,000
750,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.500%, 2/2/2012	750,000
9,100,000		Iredell County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Providencia USA, Inc.)/(HSBC Bank USA LOC), 0.170%, 2/2/2012	9,100,000
3,140,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,140,000
9,660,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.180%, 2/2/2012	9,660,000
6,460,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.330%, 2/1/2012	6,460,000
4,415,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.360%, 2/1/2012	4,415,000
1,800,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	1,800,000
1,400,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	1,400,000
1,735,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	1,735,000
1,980,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	1,980,000
2,520,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	2,520,000
1,205,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	1,205,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	2,605,000
4,015,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/1/2012	4,015,000
16,240,000	[3,4]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.27% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/25/2012	16,240,000
2,960,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.400%, 2/2/2012	2,960,000
1,540,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	1,540,000
8,000,000		North Carolina HFA, (Series 15-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.110%, 2/1/2012	8,000,000
4,680,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	4,680,000
6,120,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	6,120,000
6,000,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.200%, 2/2/2012	6,000,000
1

Principal Amount			Value
$4,970,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 2/2/2012	4,970,000
1,200,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	1,200,000
7,065,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.360%, 2/2/2012	7,065,000
7,500,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.090%, 2/1/2012	7,500,000
1,400,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	1,400,000
2,795,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	2,795,000
1,320,000		North Carolina Medical Care Commission, 4.00% Bonds (North Carolina Baptist), 6/1/2012	1,335,433
8,170,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (Deutsche Bank AG LIQ), 0.180%, 2/2/2012	8,170,000
3,000,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.100%, 2/1/2012	3,000,000
7,500,000		Pender County, NC, 0.50% BANs, 4/4/2012	7,501,276
6,555,000		Raleigh, NC, MVRENs (Series 2009), 0.180%, 2/2/2012	6,555,000
680,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/2/2012	680,000
3,000,000		Sampson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	3,000,000
1,645,000		Trinity, NC, 1.35% BANs, 7/25/2012	1,649,697
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.120%, 2/2/2012	10,000,000
4,500,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	4,500,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 2/2/2012	1,000,000
		TOTAL	232,727,214
		Puerto Rico – 3.7%
9,100,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	9,100,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	241,827,214
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	177,221
		TOTAL NET ASSETS — 100%	$242,004,435

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.2% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.7%	2.3%

2

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $52,825,000, which represented 21.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $52,825,000, which represented 21.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HFA	— Housing Finance Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated New Jersey Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%[1,2]
		New Jersey – 97.6%
$2,000,000		Belmar, NJ, 2.00% BANs, 4/27/2012	2,002,314
11,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	11,000,000
7,090,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/1/2012	7,090,000
3,000,000		Cape May, NJ, 1.50% BANs, 7/20/2012	3,011,064
3,000,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	3,001,277
1,553,800		Chester Township, NJ, 1.75% BANs, 2/24/2012	1,554,429
19,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	19,720,000
3,000,000		Cranford Township, NJ, 1.50% BANs, 2/3/2012	3,000,106
2,500,000		Edgewater, NJ, 1.50% BANs, 12/6/2012	2,512,537
2,040,000		Freehold Borough, NJ, 1.75% BANs, 12/20/2012	2,051,558
5,300,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	5,300,000
2,750,000		Haddon Township, NJ, (Series 2011A), 1.50% BANs, 11/16/2012	2,760,742
3,000,000		Haddonfield, NJ, 1.00% BANs, 3/30/2012	3,002,127
2,920,200		Kinnelon, NJ, 1.50% BANs, 12/7/2012	2,933,655
3,000,000		Lacey Township, NJ, 1.75% BANs, 7/20/2012	3,008,253
5,000,000		Lodi, NJ, 1.50% BANs, 1/11/2013	5,020,946
3,000,000		Montville Township, NJ, 1.50% BANs, 4/13/2012	3,002,332
2,846,000		Mountainside, NJ, 1.50% BANs, 11/2/2012	2,857,224
2,905,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.000%, 2/2/2012	2,905,000
12,010,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.400%, 2/2/2012	12,010,000
1,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/1/2012	1,000,000
4,955,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.220%, 2/3/2012	4,955,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.170%, 2/1/2012	6,465,000
5,885,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.280%, 2/2/2012	5,885,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.330%, 2/3/2012	1,500,000
1,945,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.980%, 2/2/2012	1,945,000
17,975,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.110%, 2/1/2012	17,975,000
2,000,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.900%, 2/2/2012	2,000,000
7,820,000	[3,4]	New Jersey Health Care Facilities Financing Authority, ROCs (Series 11626) Weekly VRDNs (Hackensack University Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 2/2/2012	7,820,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 2/2/2012	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 2/2/2012	13,995,000
6,500,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.180%, 2/2/2012	6,500,000
11,325,000	[3,4]	New Jersey State Housing and Mortgage Finance Agency, EAGLES (Series 2010-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 2/2/2012	11,325,000
10,000,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/1/2012	10,000,000
10,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	10,000,000
10,025,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-449), 0.40% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	10,025,000
1

Principal Amount			Value
$15,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	15,000,000
2,543,000		Palmyra Borough, NJ, (Series 2011B), 2.00% BANs, 12/12/2012	2,558,121
2,121,369		Sea Girt, NJ, 2.00% BANs, 5/17/2012	2,124,696
3,000,000		Somers Point, NJ, 1.75% BANs, 10/3/2012	3,010,894
2,200,000		South Orange ViIllage Township, NJ, 2.00% BANs, 9/7/2012	2,217,648
2,509,000		Tenafly, NJ, 1.50% BANs, 10/4/2012	2,519,017
24,690,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.080%, 2/1/2012	24,690,000
2,618,500		Waldwick, NJ, 2.00% BANs, 3/30/2012	2,621,166
5,000,000		Wall Township, NJ, 2.00% BANs, 6/13/2012	5,009,838
2,750,000		West Caldwell Township, NJ, 2.00% BANs, 4/24/2012	2,754,615
3,774,400		West Orange Township, NJ, 1.50% BANs, 10/24/2012	3,792,609
2,875,300		Wildwood Crest, NJ, 1.50% BANs, 10/17/2012	2,887,384
		TOTAL	293,319,552
		New York – 2.0%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.140%, 2/2/2012	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.220%, 2/2/2012	1,020,000
2,000,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	2,000,000
300,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	300,000
		TOTAL	5,960,000
		Puerto Rico – 0.2%
500,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	500,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	299,779,552
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	688,719
		TOTAL NET ASSETS — 100%	$300,468,271

Securities that are subject to the federal alternative minimum tax (AMT) represent 25.1% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.7%	2.3%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $153,175,000, which represented 51.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $153,175,000, which represented 51.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

2

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

3

Federated New York Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.9%[1,2]
		New York – 96.7%
$10,595,000		Addison, NY CSD, 1.50% BANs, 6/15/2012	10,618,214
7,250,000		Afton, NY CSD, 1.75% BANs, 7/6/2012	7,269,839
5,305,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.200%, 2/2/2012	5,305,000
1,975,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.200%, 2/2/2012	1,975,000
13,000,000		Amsterdam, NY Enlarged City School District, 1.50% BANs, 6/29/2012	13,039,375
12,469,700		Auburn, NY, (Series 2011A), 1.50% BANs, 6/1/2012	12,500,374
6,313,000		Beacon, NY, (Series 2011A), 1.50% BANs, 6/1/2012	6,327,482
11,000,000		Berne-Knox-Westerlo, NY CSD, 1.50% BANs, 12/28/2012	11,083,993
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	7,100,000
2,087,383		Cairo-Durham, NY CSD, 1.25% BANs, 6/22/2012	2,087,383
3,745,000		Chautauqua Lake, NY CSD, (Series 211B), 1.50% BANs, 6/28/2012	3,755,510
3,297,086		Chenango, NY, 1.75% BANs, 2/23/2012	3,298,259
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 2/2/2012	30,945,000
5,000,000		Coxsackie Athens, NY CSD, 1.50% BANs, 8/30/2012	5,021,446
13,380,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.200%, 2/2/2012	13,380,000
12,000,000		East Bloomfield, NY CSD, 1.50% BANs, 6/22/2012	12,029,038
14,665,000		Elmira, NY City School District, (Series 2011F), 1.50% BANs, 10/17/2012	14,716,302
2,900,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.240%, 2/2/2012	2,900,000
10,280,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,288,253
45,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.180%, 2/1/2012	45,250,000
6,410,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 2/2/2012	6,410,000
25,990,000		Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.450%, 2/2/2012	25,990,000
1,430,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/2/2012	1,430,000
4,200,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	4,200,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	8,860,000
7,309,448		Moriah, NY CSD, (Series 2011B), 1.50% BANs, 7/26/2012	7,321,644
3,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.100%, 2/1/2012	3,000,000
4,285,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.200%, 2/2/2012	4,285,000
31,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.110%, 2/1/2012	31,000,000
9,535,000	[3,4]	New York City Housing Development Corp., Floater Certificates (Series 2008-2899) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	9,535,000
21,500,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	21,500,000
985,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.200%, 2/2/2012	985,000
1

Principal Amount			Value
$5,275,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/2/2012	5,275,000
4,685,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.090%, 2/2/2012	4,685,000
5,595,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	5,595,000
1,675,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 2/2/2012	1,675,000
15,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.150%, 2/1/2012	15,500,000
15,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/1/2012	15,500,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.130%, 2/1/2012	15,000,000
14,610,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.300%, 2/1/2012	14,610,000
44,300,000		New York City, NY, (Fiscal 2006 Series I-7) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 2/1/2012	44,300,000
7,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.240%, 2/2/2012	7,950,000
25,100,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	25,100,000
25,700,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.320%, 2/2/2012	25,700,000
30,000,000		New York City, NY, (Series 2004H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 2/1/2012	30,000,000
21,165,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	21,165,000
5,165,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.160%, 2/2/2012	5,165,000
4,000,000		New York State Dormitory Authority, (Series 2006 B-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	4,000,000
10,000,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 1.000%, 2/1/2012	10,000,000
26,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.350%, 2/1/2012	26,000,000
19,225,000	[3,4]	New York State HFA, ROCs (Series 13103) Weekly VRDNs (Citibank NA, New York LIQ), 0.130%, 2/2/2012	19,225,000
10,420,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.460%, 2/2/2012	10,420,000
16,400,000		New York State Mortgage Agency, (Series 159) Weekly VRDNs (Bank of America N.A. LIQ), 0.090%, 2/1/2012	16,400,000
15,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 2/2/2012	15,000,000
10,760,000	[3,4]	New York State Urban Development Corp., Municipal Securities Trust Receipts (Series 2003-SG-163) Weekly VRDNs (New York State)/(Societe Generale, Paris LIQ), 0.650%, 2/2/2012	10,760,000
19,500,000	[3,4]	New York State Urban Development Corp., Municipal Securities Trust Receipts (Series 2003-SG-164) Weekly VRDNs (New York State)/(Societe Generale, Paris LIQ), 0.650%, 2/2/2012	19,500,000
10,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 8/5/2012	10,033,236
960,000		Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.160%, 2/1/2012	960,000
5,420,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.160%, 2/1/2012	5,420,000
8,715,000		Ontario County, NY Industrial Development Agency, (Series 2005A) VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(RBS Citizens Bank N.A. LOC), 0.650%, 2/1/2012	8,715,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	5,000,000
10,676,250		Owego-Apalachin, NY CSD, (Series 2011A), 1.50% BANs, 6/20/2012	10,708,676
1,085,000		Peru, NY CSD, 1.35% BANs, 6/22/2012	1,085,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.140%, 2/2/2012	4,575,000
4,170,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	4,170,000
14,099,420		Queensbury, NY Union Free School District, 1.50% BANs, 3/9/2012	14,111,454
3,915,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/2/2012	3,915,000
8,700,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	8,703,365
2

Principal Amount			Value
$6,000,000		Salina, NY, (Series 2012A), 1.50% BANs, 1/18/2013	6,044,092
6,565,264		Schenectady, NY City School District, 1.25% BANs, 5/25/2012	6,568,278
5,580,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.240%, 2/2/2012	5,580,000
40,195,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 2/2/2012	40,195,000
11,725,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/1/2012	11,725,000
17,970,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.080%, 2/1/2012	17,970,000
3,540,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/2/2012	3,540,000
8,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	8,000,000
17,658,471		Windsor, NY CSD, 1.50% BANs, 6/15/2012	17,710,198
		TOTAL	941,786,411
		New Jersey – 1.7%
17,000,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2920) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley LIQ), 0.130%, 2/2/2012	17,000,000
		Puerto Rico – 0.5%
4,630,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	4,630,000
		TOTAL MUNICIPAL INVESTMENTS — 98.9% (AT AMORTIZED COST) [5]	963,416,411
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	10,494,424
		TOTAL NET ASSETS — 100%	$973,910,835

At January 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $197,475,000, which represented 20.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $197,475,000, which represented 20.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

3

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

4

Federated Ohio Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		Ohio – 99.9%
$4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	4,900,000
10,370,000		American Municipal Power-Ohio, Inc., Combustion Turbine (Series 2006) Weekly VRDNs (Key Bank, N.A. LOC), 0.160%, 2/2/2012	10,370,000
2,000,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,002,142
2,500,000		Avon, OH, (Series A), 1.00% BANs, 7/3/2012	2,506,032
2,500,000		Brecksville City, OH, 1.00% BANs, 6/14/2012	2,502,270
2,000,000		Brunswick, OH, 1.15% BANs, 11/14/2012	2,007,784
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	1,900,000
4,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	4,009,560
990,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.320%, 2/2/2012	990,000
12,590,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	12,590,000
12,700,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/2/2012	12,700,000
6,445,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 2/2/2012	6,445,000
2,685,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	2,685,000
2,000,000		Cuyahoga Falls, OH, 1.00% BANs, 12/6/2012	2,007,551
2,980,000		Dayton-Montgomery County, OH Port Authority, (Series 2007A) Weekly VRDNs (CareSource Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	2,980,000
1,630,000		Deerfield Township, OH, 1.25% BANs, 11/1/2012	1,636,049
2,800,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.150%, 2/1/2012	2,800,000
4,345,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	4,345,000
1,285,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	1,285,000
13,725,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	13,725,000
4,300,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.180%, 2/1/2012	4,300,000
7,955,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/2/2012	7,955,000
3,975,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	3,975,000
3,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.070%, 2/2/2012	3,000,000
380,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.180%, 2/2/2012	380,000
2,500,000		Hamilton, OH, 1.25% BANs, 10/4/2012	2,510,851
6,780,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	6,780,000
300,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/1/2012	300,000
1,000,000		Kent, OH, 1.50% BANs, 5/17/2012	1,002,155
1,165,000		Kirtland, OH, 1.00% BANs, 7/12/2012	1,167,351
1,935,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.240%, 2/2/2012	1,935,000
1,948,000		Lakewood, OH, 1.50% BANs, 4/19/2012	1,951,502
20,195,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	20,195,000
5,020,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(FirstMerit Bank, N.A. LOC), 0.160%, 2/2/2012	5,020,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2012	8,305,000
695,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.440%, 2/2/2012	695,000
1

Principal Amount			Value
$3,250,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 2/2/2012	3,250,000
8,355,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.110%, 2/2/2012	8,355,000
1,000,000		Marion County, OH, 1.50% BANs, 4/26/2012	1,001,148
1,150,000		Marysville, OH, 1.25% BANs, 10/25/2012	1,154,997
2,800,000		Mayfield Heights, OH, 1.125% BANs, 8/16/2012	2,802,943
1,000,000		Mayfield, OH, 1.125% BANs, 8/30/2012	1,001,856
1,835,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 0.580%, 2/2/2012	1,835,000
1,655,000		Miami County, OH, 1.50% BANs, 6/1/2012	1,660,450
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 2/2/2012	2,925,000
10,165,000		North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.160%, 2/2/2012	10,165,000
2,100,000		North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.160%, 2/2/2012	2,100,000
1,700,000		North Royalton, OH, 1.25% BANs, 2/22/2012	1,700,534
1,324,000		Oakwood City, OH, 1.125% BANs, 3/9/2012	1,324,298
3,700,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.070%, 2/1/2012	3,700,000
9,000,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.110%, 2/1/2012	9,000,000
10,385,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.220%, 2/2/2012	10,385,000
6,800,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	6,800,000
1,215,000		Painesville, OH, (Series 1), 1.80% BANs, 3/8/2012	1,216,065
2,204,500		Painesville, OH, (Series 2), 1.625% BANs, 8/3/2012	2,215,235
1,600,000		Parma Heights, OH, 1.25% BANs, 8/1/2012	1,603,943
1,275,000		Parma, OH, 1.00% BANs, 10/18/2012	1,277,696
2,150,000		Perrysburg, OH, 1.125% BANs, 6/14/2012	2,151,749
1,025,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	1,025,000
4,500,000		Piqua, OH City School District, 1.125% BANs, 6/14/2012	4,508,594
3,750,000		Piqua, OH City School District, 1.25% BANs, 6/14/2012	3,760,964
2,000,000		Sandusky, OH, 1.25% BANs, 10/11/2012	2,007,533
1,875,000		Sharonville, OH, 1.125% BANs, 7/12/2012	1,878,914
1,675,000		South Euclid, OH, (Series B), 1.25% BANs, 9/26/2012	1,683,672
4,190,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank of New York Mellon LOC), 0.110%, 2/2/2012	4,190,000
4,300,000		Streetsboro, OH, 1.15% BANs, 1/25/2013	4,329,356
445,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.470%, 2/2/2012	445,000
1,675,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.320%, 2/1/2012	1,675,000
2,175,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.240%, 2/2/2012	2,175,000
250,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.440%, 2/2/2012	250,000
1,020,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.240%, 2/2/2012	1,020,000
1,500,000		Tipp City, OH, 1.25% BANs, 2/21/2012	1,500,490
5,990,000		Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	5,990,000
5,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.460%, 2/2/2012	5,000,000
1,055,000		Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.350%, 2/2/2012	1,055,000
2,365,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.250%, 2/2/2012	2,365,000
24,245,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	24,245,000
2

Principal Amount		Value
$1,410,000	Willowick, OH, 1.15% BANs, 3/8/2012	1,410,551
	TOTAL MUNCIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	311,999,235
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	394,619
	TOTAL NET ASSETS — 100%	$312,393,854

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.6% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $19,390,000, which represented 6.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $19,390,000, which represented 6.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

4

Federated Pennsylvania Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%[1,2]
		Pennsylvania – 99.7%
$1,100,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/2/2012	1,100,000
1,060,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/3/2012	1,060,000
1,815,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/2/2012	1,815,000
365,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/2/2012	365,000
10,925,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/2/2012	10,925,000
8,000,000		Allegheny County, PA, (Series of 2012), 2.00% TRANs, 7/16/2012	8,064,859
800,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 2/1/2012	800,000
1,000,000		Berks County, PA Municipal Authority, (Series 2009 A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.080%, 2/2/2012	1,000,000
8,300,000		Bermudian Springs, PA School District, (Series of 2011) VRNs, 1.500%, 2/15/2012	8,367,067
1,000,000		Bethlehem, PA Area School District, (Series A of 2007), 5.00% Bonds, 9/1/2012	1,025,722
8,000,000	[3,4]	Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares), 0.220%, 2/2/2012	8,000,000
8,000,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	8,000,000
22,325,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	22,325,000
2,495,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	2,495,000
565,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.280%, 2/2/2012	565,000
1,970,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.220%, 2/3/2012	1,970,000
10,000,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B) Weekly VRDNs (Asbury Heights)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	10,000,000
5,120,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2006) Weekly VRDNs (Wesley Hills)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	5,120,000
675,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	675,000
16,865,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 2/4/2012	16,896,539
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.130%, 2/1/2012	1,600,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.130%, 2/1/2012	4,645,000
955,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(TD Bank, N.A. LOC), 0.330%, 2/2/2012	955,000
9,880,000	[3,4]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.25% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/1/2012	9,880,000
8,320,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 0.220%, 2/2/2012	8,320,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.400%, 2/2/2012	1,425,000
865,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	865,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.140%, 2/2/2012	5,000,000
7,000,000	[3,4]	Manheim Township, PA, RBC Muni Trust (Series 2011-E28) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	7,000,000
8,760,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	8,760,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 1.670%, 2/2/2012	16,000,000
1,100,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 2/1/2012	1,100,000
1,815,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 1.500%, 2/2/2012	1,815,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.220%, 2/2/2012	18,000,000
5,660,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.110%, 2/2/2012	5,660,000
1

Principal Amount			Value
$15,820,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.110%, 2/2/2012	15,820,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.230%, 2/3/2012	11,000,000
3,515,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006-B13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,515,000
11,415,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	11,415,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 2/2/2012	9,145,000
430,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/2/2012	430,000
4,860,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.110%, 2/1/2012	4,860,000
13,285,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	13,285,000
6,065,000		Philadelphia, PA Airport System, (Series A), 2.00% Bonds, 6/15/2012	6,094,414
6,240,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/1/2012	6,240,000
10,000,000		Philadelphia, PA, (Series A 2011-2012), 2.00% TRANs, 6/29/2012	10,066,214
1,175,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.100%, 2/2/2012	1,175,000
8,200,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/3/2012	8,200,000
6,300,000		Venango, PA IDA, (Series 1993), 1.30% CP (Scrubgrass Power Corp.)/(BNP Paribas SA LOC), Mandatory Tender 2/1/2012	6,300,000
2,565,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 1.700%, 2/2/2012	2,565,000
1,815,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/3/2012	1,815,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.180%, 2/2/2012	2,500,000
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	316,019,815
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	907,407
		TOTAL NET ASSETS — 100%	$316,927,222

Securities that are subject to the federal alternative minimum tax (AMT) represent 44.9% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $85,240,000, which represented 26.9% of total net assets.

2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $85,240,000, which represented 26.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

CP	— Commercial Paper
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDP(s)	— Variable Rate Demand Preferred(s)
VRNs	— Variable Rate Notes

3

Federated Virginia Municipal Cash Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%[1,2]
		Virginia – 94.0%
$3,360,000		Alexandria, VA IDA, (Series 2000) Weekly VRDNs (Alexandria County Day School)/(PNC Bank, N.A. LOC), 0.080%, 2/1/2012	3,360,000
4,235,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.080%, 2/2/2012	4,235,000
12,620,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.080%, 2/2/2012	12,620,000
2,140,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.240%, 2/2/2012	2,140,000
1,120,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.370%, 2/1/2012	1,120,000
1,000,000		Arlington County, VA IDA, (Series 2004), 5.00% Bonds (Arlington County, VA), 8/1/2012	1,023,512
24,065,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(RBC Bank (USA) LOC), 0.500%, 2/1/2012	24,065,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.110%, 2/2/2012	6,150,000
1,125,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.410%, 2/1/2012	1,125,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.460%, 2/2/2012	8,000,000
18,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/1/2012	18,500,000
5,500,000		Chesapeake, VA Hospital Authority, (Series 2001A) Weekly VRDNs (Chesapeake General Hospital)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	5,500,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/2/2012	4,400,000
3,295,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/1/2012	3,295,000
6,530,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/3/2012	6,530,000
1,000,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.110%, 2/2/2012	1,000,000
8,000,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2010A-1), 0.200%, 2/2/2012	8,000,000
2,500,000		Fairfax County, VA IDA, (Series 1988D) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.070%, 2/1/2012	2,500,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	7,045,000
10,165,000	[3,4]	Fairfax County, VA, Barclays Floater Certificates (Series 2011-104W) Weekly VRDNs (Barclays Bank PLC LIQ), 0.100%, 2/2/2012	10,165,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.110%, 2/1/2012	3,580,000
30,945,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 2/2/2012	30,945,000
2,685,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.810%, 2/2/2012	2,685,000
2,550,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	2,550,000
2,400,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 2/22/2012	2,400,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	4,880,000
9,300,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.080%, 2/1/2012	9,300,000
2,400,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	2,400,000
5,000,000		Harrisonburg, VA IDA, (Series B) Weekly VRDNs (Virginia Mennonite Retirement Community)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,000,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.100%, 2/2/2012	7,500,000
9,950,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.100%, 2/2/2012	9,950,000
1,555,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,555,000
9,015,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	9,015,000
24,400,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.120%, 2/1/2012	24,400,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.080%, 2/2/2012	1,230,000

Principal Amount			Value
$11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/2/2012	11,040,000
4,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	4,655,000
6,000,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	6,000,000
5,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,000,000
2,500,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.170%, 2/1/2012	2,500,000
1,250,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	1,250,000
8,685,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.150%, 2/2/2012	8,685,000
10,910,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010B) 7 Month Window, 0.200%, 2/2/2012	10,910,000
12,000,000		Norfolk, VA EDA, (Series 2009A), 0.41% TOBs (Sentara Health Systems Obligation Group), Mandatory Tender 4/26/2012	12,000,000
10,615,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	10,615,000
4,300,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/2/2012	4,300,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	4,875,000
1,400,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	1,400,000
2,740,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.090%, 2/2/2012	2,740,000
890,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	890,000
1,040,000		Surry County, VA IDA, (Series 2007) Weekly VRDNs (Windsor Mill Properties LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,040,000
2,400,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 2/2/2012	2,400,000
3,110,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	3,110,000
220,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	220,000
2,495,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.450%, 2/1/2012	2,495,000
11,120,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (Virginia Wesleyan College)/(Bank of America N.A. LOC), 0.110%, 2/2/2012	11,120,000
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	4,745,000
1,635,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.370%, 2/1/2012	1,635,000
1,500,000		Virginia College Building Authority, (Series 2003A), 5.00% Bonds, 9/1/2012	1,541,315
3,235,000	[3,4]	Virginia Commonwealth Transportation Board, P-FLOATs (Series MT-716) Weekly VRDNs (Virginia State)/(Bank of America N.A. LIQ), 0.140%, 2/2/2012	3,235,000
6,170,000	[3,4]	Virginia Commonwealth Transportation Board, ROCs (Series 11983X) Weekly VRDNs (Virginia State)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	6,170,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 1987A), 0.09% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 2/7/2012	10,000,000
2,325,000		Virginia Public School Authority, (Series 2011), 5.00% Bonds (Prince William County, VA), 7/15/2012	2,375,115
825,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.240%, 2/1/2012	825,000
8,900,000		Virginia Small Business Financing Authority, (Series 2010) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	8,900,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	6,650,000
1,250,000		Virginia State Housing Development Authority, (Series 2011A), 0.50% Bonds, 3/1/2012	1,250,000
2,500,000		Virginia State Housing Development Authority, (Series D), 3.70% Bonds, 7/1/2012	2,535,673
3,375,000		Virginia State Housing Development Authority, 3.50% Bonds, 10/1/2012	3,447,937
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,810,000
3,240,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B19) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,240,000

Principal Amount			Value
$6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	6,285,000
735,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 2/1/2012	735,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,000,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	2,030,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	6,150,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.410%, 2/1/2012	3,162,000
3,605,000		Winchester, VA IDA, (Series 2005B) Weekly VRDNs (Westminster-Canterbury of Winchester, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,605,000
		TOTAL	441,430,552
		Puerto Rico – 6.0%
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	5,000,000
11,060,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-352), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	11,060,000
12,255,000		Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-462) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	12,255,000
		TOTAL	28,315,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST )[5]	469,745,552
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	171,313
		TOTAL NET ASSETS — 100%	$469,916,865

Securities that are subject to the federal alternative minimum tax (AMT) represent 32.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $84,195,000, which represented 17.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $84,195,000, which represented 17.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	— Money Market Municipals
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCR	— Pollution Control Revenue
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SA	— Support Agreement
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012